LONG-TERM DEBT - Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LONG-TERM DEBT
Borrowings fee	$ 6,374	$ 3,859
Amortization of credit facilities financing and note issuance costs	3,290	3,042
Accretion expense on reclamation provisions	32,906	15,951
Interest on Lease Obligations and Other Interest Expense (Income)	3,699	1,290
Interest capitalized to assets under construction	(3,177)	(3,644)
Total finance costs	$ 130,087	$ 82,935
Capitalization rate (as a percent)	1.28%	1.16%
Notes
LONG-TERM DEBT
Interest expense	$ 57,192	$ 64,481
Term Loan Facility.
LONG-TERM DEBT
Interest expense	26,273
Old Credit Facility
LONG-TERM DEBT
Interest expense	$ 10,928	$ 536